Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Estimated Use Full Life Of Asset Explanatory	For assets available for use, depreciation is computed using the straight-line method over the estimated useful lives of the assets, as described below:

Production facilities20 years

Equipment1 to 10 years

Right-of-use assetsShorter of estimated useful life or lease term